SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of ordinary shares reflected in condensed consolidated balance sheets are reconciled - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of ordinary shares reflected in condensed consolidated balance sheets are reconciled [Abstract]
Gross proceeds	$ 138,000,000	$ 138,000,000
Less:
Ordinary shares issuance costs	(8,119,261)	(8,119,261)
Plus:
Accretion of carrying value to redemption value	9,499,261
Ordinary shares subject to possible redemption be beginning	139,380,000	139,380,000
Plus:
Accretion of carrying value to redemption value	1,035,000
Ordinary shares subject to possible redemption beginning	$ 140,415,000	$ 9,499,261